UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23846

Redwood Real Estate Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (414) 299-2270

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and Address of Agent for Service)

Copies to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Semi-Annual Report

June 30, 2024 (Unaudited)

CREMX | Redwood Real Estate Income Fund

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Real Estate Income Fund (the "Fund"). Such offering is made only by prospectus, which includes details as to the Fund's offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Any property shown is for illustrative purposes only and does not imply an actual property held in the Fund.

redwoodim.com/private-debt | 888.570.0805

REDWOOD REAL ESTATE INCOME FUND Consolidated Schedule of Investments June 30, 2024 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Commercial Real Estate — 116.4%[1,2]
	Participation Notes — 76.8%
	Condominium Development — 1.1%
2,377,983	3323 – 44 W 8 Capital, LLC & 44 W 8 SME, LLC[3]	SOFR1M + 5.00%; floor 10.00%	10.38	4/7/2025	$2,377,983
370,916	3343 – 502 East 81st Street Development, LLC[3]	SOFR1M + 5.25%; floor 10.25%	10.63	6/22/2025	370,916
					2,748,899

	Hospitality — 9.4%
7,246,479	3330 – 3601 Parking, LLC & N Ocean Blvd, LLC[3]	SOFR1M + 5.10%; floor 10.25%	10.50	10/31/2025	7,246,479
12,500,000	3333 – McRopp New York Royal44, LLC[3]	SOFR1M + 5.25%; floor 10.50%	10.63	11/28/2025	12,500,000
3,034,849	3356 – GK West 47th, LLC[3]	SOFR1M + 5.67%; floor 11.00%	11.00	3/7/2026	3,034,849
					22,781,328

	Industrial — 8.1%
18,129,085	3320 – Howell Lendco, LLC[3]	SOFR1M + 5.21%; floor 10.51%	10.53	3/24/2025	18,129,085
1,300,000	3335 – Cromwell Inwood, LLC[3]	SOFR1M + 5.50%; floor 10.83%	10.88	11/27/2025	1,300,000
					19,429,085

	Mixed Use Development — 33.0%
2,707,800	3340 – San Antonio Palo Alto, LLC[3]	SOFR1M + 6.20%; floor 11.50%	11.63	12/15/2025	2,707,800
6,590,000	3349 – Hillcrest Cedar Property Owner , LLC[3]	SOFR1M + 5.75%; floor 10.75%	11.13	1/9/2026	6,590,000
3,140,000	3350 – Sarasota Springs, LLC[3]	SOFR1M + 5.50%; floor 10.685%	10.83	1/23/2025	3,140,000
14,500,000	3354 – L Island City, LLC[3]	SOFR1M + 5.25%; floor 10.25%	10.63	2/22/2026	14,500,000
2,081,140	3358 – 123 Speer Owner, LP3	SOFR1M + 5.25%; floor 10.25%	10.57	3/19/2026	2,081,140
25,000,000	3368 – Carlisle New York Apartments, LLC[3]	SOFR1M + 6.20%; floor 10.25%	11.63	5/8/2026	25,000,000
18,000,000	3370 – 5W13 Owner, LLC[3]	SOFR1M + 5.00%; floor 9.50%	10.32	5/9/2026	18,000,000
2,500,000	3372 – 3151 NF Owner, LLC[3]	SOFR1M + 5.25%; floor 10.57%	10.58	6/5/2026	2,500,000
5,065,392	TL Lone Peak Marketplace, LLC	N/A	12.00[4]	1/31/2027	5,065,392
					79,584,332

	Multifamily — 16.7%
3,470,000	3303 – 150 Lefferts Ave./55 East 21st Street[3]	SOFR1M + 5.20%; floor 10.00%	10.52	8/28/2024	3,470,000
5,500,000	3336 – Blue Spruce Lendco, LLC[3]	SOFR1M + 5.00%; floor 10.25%	10.32	5/30/2025	5,500,000
12,400,000	3344 – 1600 North 11, LLC[3]	SOFR1M + 5.50%; floor 10.75%	10.88	10/26/2024	12,400,000
4,000,000	3359 – Nalskihouse MT, LLC[3]	SOFR1M + 5.68%; floor 11.00%	11.00	3/25/2026	4,000,000
3,500,000	3360 – JC Roxy, LLC[3]	SOFR1M + 5.25%; floor 10.58%	10.63	3/22/2026	3,500,000
11,500,000	3371 – NB Commons, LLC[3]	SOFR1M + 5.00%; floor 9.50%	10.32	5/10/2026	11,500,000
					40,370,000

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Schedule of Investments (Continued) June 30, 2024 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Office — 1.7%
4,000,000	3341 – Ferncroft, LLC[3]	SOFR1M + 5.25%; floor 10.50%	10.63	12/19/2025	$4,000,000

	Predevelopment — 4.3%
10,377,692	3324 – Sarasota[3]	SOFR1M + 5.68%; floor 10.53%	11.00	9/23/2025	10,377,692

	Single Family — 0.4%
1,000,000	3326 – Elgny, LLC[3]	SOFR1M + 5.00%; floor 10.25%	10.38	10/7/2025	1,000,000

	Single Family/Condominium — 0.5%
1,125,069	3313 – First Lien Portfolio #3[3]	SOFR1M + 5.25%; floor 10.35%	10.63	7/25/2025	1,125,069

	Single Family/Multifamily — 1.6%
1,427,220	3314 – VM Equities #3[3]	SOFR1M + 5.25%; floor 9.75%	10.63	7/28/2025	1,427,220
2,400,000	3348 – Aptitude Apache, LLC[3]	SOFR1M + 5.25%; floor 10.50%	10.63	1/5/2026	2,400,000
					3,827,220
	Total Participation Notes (Cost $185,243,625)				185,243,625
	Real Estate Mortgages — 39.6%[5]
	2 – 4 Units — 5.1%
3,922,172	93213 – Palm Row Cottage, LLC	N/A	11.50	10/1/2025	3,922,172
1,389,734	95799 – 4214 Bellaire Ave., LLC	N/A	10.63	8/1/2025	1,389,734
840,000	98322 – 66 Line, LLC	N/A	12.25	10/1/2025	840,000
1,063,511	98934 – Cozy 185 Saint Philip Street, LLC	N/A	11.00	12/1/2025	1,063,511
1,295,981	99183 – 331 N. Olive St. Holding, LLC	N/A	10.38	11/1/2025	1,295,981
983,000	99191 – 2204 Conquista Ave. Holding, LLC	N/A	10.38	11/1/2025	983,000
2,420,500	99422 – 524 Seaward Rd. Development, LLC	N/A	10.88	10/1/2025	2,420,500
477,000	101219 – ACE Jaynes, LLC	N/A	10.00	12/1/2025	477,000
					12,391,898

	Condominium Development — 2.3%
2,710,750	94612 – RC 1201, LLC	N/A	10.75	2/1/2026	2,710,750
2,960,000	98803 – Moon Equities, LLC	N/A	10.38	11/1/2025	2,960,000
					5,670,750

	Multifamily — 10.5%
1,020,510	83824 – 2511 NW 25 Ave., LLC	N/A	12.38	11/1/2025	1,020,510
1,638,800	92567 – BSD Drexel, LLC	N/A	12.00	10/1/2024	1,638,800
985,662	96228 – 10229 – 10233 Eton Avenue, LLC	N/A	10.38	10/1/2025	985,662
1,054,887	96229 – 10229 – 10233 Eton Avenue, LLC	N/A	10.38	10/1/2025	1,054,887
855,000	96483 – Affordable Housing Group LTD, LLC	N/A	10.88	6/1/2026	855,000
3,776,000	96921 – 514 LA Flor, LLC	N/A	11.13	11/1/2025	3,776,000
1,440,000	98767 – 426 E. 17th St., LLC	N/A	11.50	5/1/2025	1,440,000
1,260,000	98769 – 1292 Beauregard, LLC	N/A	11.13	6/1/2025	1,260,000
1,264,000	98771 – 1292 Beauregard, LLC	N/A	11.13	6/1/2025	1,264,000
871,875	98940 – Kosmos 4309, LLC	N/A	11.00	10/1/2025	871,875
3,920,000	100388 – Nash Bami, LLC	N/A	10.80	12/1/2025	3,920,000
1,730,000	100619 – 252 E. 79th Street, LLC	N/A	11.50	3/1/2026	1,730,000
2,600,000	101296 – 5700 Clemson, LLC	N/A	11.25	1/1/2026	2,600,000
2,856,000	102111 – Westlake Mountainview, LLC	N/A	11.50	1/1/2026	2,856,000
					25,272,734

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Schedule of Investments (Continued) June 30, 2024 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Single Family — 21.7%
189,335	91530 – RRCAP-FA Blume Road, LLC[3]	SOFR1M + 6.50%	11.84	1/1/2026	$189,335
140,902	91574 – A5 International Properties, LLC	N/A	12.00	12/1/2024	140,902
124,347	91575 – A5 International Properties, LLC	N/A	12.00	12/1/2024	124,347
146,857	91576 – A5 International Properties, LLC	N/A	12.00	12/1/2024	146,857
122,079	91577 – A5 International Properties, LLC	N/A	12.00	12/1/2024	122,079
121,437	91578 – A5 International Properties, LLC	N/A	12.00	12/1/2024	121,437
167,750	92804 – Dylan Mason Luxury Homes, LLC	N/A	10.99	11/1/2025	167,750
39,283	94110 – A5 International Properties, LLC	N/A	12.00	12/17/2024	39,283
121,029	94111 – A5 International Properties, LLC	N/A	12.00	1/1/2025	121,029
125,114	94112 – A5 International Properties, LLC	N/A	12.00	1/1/2025	125,114
106,502	94113 – A5 International Properties, LLC	N/A	12.00	1/1/2025	106,502
33,811	94114 – A5 International Properties, LLC	N/A	12.00	2/1/2025	33,811
1,541,606	97514 – Oliver K Investments, LLC	N/A	12.00	10/1/2025	1,541,606
2,757,990	97931 – 2316 PCDEV, LLC	N/A	10.55	1/1/2026	2,757,990
1,225,000	98104 – Desert Modern Development, LLC	N/A	11.00	3/1/2026	1,225,000
4,163,587	98258 – 1740 PCDEV, LLC	N/A	10.55	11/1/2025	4,163,587
404,000	98617 – Lakeview Real Estate Fund, LLC[3]	SOFR1M + 6.25%	11.63	5/1/2026	404,000
250,000	98618 – Lakeview Real Estate Fund, LLC[3]	SOFR1M + 6.25%	11.63	5/1/2026	250,000
403,000	98619 – Lakeview Real Estate Fund, LLC[3]	SOFR1M + 6.25%	11.63	5/1/2026	403,000
403,000	98620 – Lakeview Real Estate Fund, LLC[3]	SOFR1M + 6.25%	11.63	5/1/2026	403,000
226,036	98721 – Cadous, LLC	N/A	10.75	10/1/2025	226,036
3,997,500	98834 – 1770 Bay Blvd., LLC	N/A	11.00	12/1/2025	3,997,500
2,235,321	99269 – 1688 Sunset Plaza Drive Partners, LLC	N/A	10.88	12/1/2025	2,235,321
480,000	99956 – Mao Developers, LLC	N/A	11.63	11/1/2025	480,000
904,113	100356 – NRM Group, LLC	N/A	10.38	5/1/2026	904,113
818,486	100357 – NRM Group, LLC	N/A	10.38	5/1/2026	818,486
1,674,574	100358 – NRM Group, LLC	N/A	10.38	5/1/2026	1,674,574
818,486	100359 – NRM Group, LLC	N/A	10.38	5/1/2026	818,486
185,406	100364 – Brilliant Funding, LLC	N/A	12.00	7/1/2025	185,406
182,432	100369 – Brilliant Funding, LLC	N/A	12.00	7/1/2025	182,432
189,463	100370 – Brilliant Funding, LLC	N/A	12.00	7/1/2025	189,463
139,674	100371 – Brilliant Funding, LLC	N/A	12.00	7/1/2025	139,674
128,206	100408 – HARING57, LLC	N/A	10.75	6/1/2025	128,206
3,465,000	100597 – 2303 Delancey, LLC	N/A	12.00	6/1/2025	3,465,000
1,594,729	101221 – USA Luxury Developer II, Inc.	N/A	10.75	12/1/2025	1,594,729
4,402,836	101415 – Everrett St., LLC	N/A	10.50	6/1/2025	4,402,836
660,000	101753 – NRI Portfolios, LLC	N/A	10.63	12/1/2025	660,000
2,805,000	101808 – Educate Capital, LLC	N/A	11.50	12/1/2025	2,805,000
4,880,000	102030 – Delanson Realty Partners, LLC	N/A	10.99	6/1/2025	4,880,000
4,830,000	102031 – Delanson Realty Partners, LLC	N/A	10.99	6/1/2025	4,830,000
421,193	102093 – Danva Prosper Fontanarosa Homes, LLC	N/A	10.99	6/1/2026	421,193
536,392	102094 – Danva Prosper Fontanarosa Homes, LLC	N/A	10.99	6/1/2026	536,392
527,199	102095 – Danva Prosper Fontanarosa Homes, LLC	N/A	10.99	6/1/2026	527,199
315,895	102096 – Danva Prosper Fontanarosa Homes, LLC	N/A	10.99	6/1/2026	315,895
535,186	102097 – Danva Prosper Fontanarosa Homes, LLC	N/A	10.99	6/1/2026	535,186
685,000	102126 – 19142 Keswick St., LLC	N/A	10.88	1/1/2026	685,000
748,000	102137 – Gill Development, LLC	N/A	10.99	1/1/2026	748,000
30,000	102535 – TRMF & Associates, LLC	N/A	11.75	12/1/2025	30,000

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Schedule of Investments (Continued) June 30, 2024 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
250,000	102697 – 4798 NE 2nd Ave., LLC	N/A	10.75	7/1/2026	$250,000
250,000	102698 – 4798 NE 2nd Ave., LLC	N/A	10.75	7/1/2026	250,000
816,000	103778 – Erin Maher	N/A	11.00	1/1/2026	816,000
					52,318,756
	Total Real Estate Mortgages (Cost $95,654,138)				95,654,138

	Total Commercial Real Estate (Cost $280,897,763)				280,897,763

	Short-term Investments — 7.6%
	Money Market Funds — 7.6%
18,346,044	Fidelity US Government Fund, 5.14%[6]				18,346,044
	Total Short-term Investments (Cost $18,346,044)				18,346,044

	Total Investments (Cost $299,243,807) — 124.0%				$299,243,807
	Liabilities in excess of other assets — (24.0%)				(57,898,120)
	Net Assets — 100%				$241,345,687

LLC — Limited Liability Company

LP — Limited Partnership

SOFR — 1-Month Term Secured Overnight Financing Rate

1       All Commercial Real Estate investments are restricted securities. The total value of these securities is $280,897,763, which represents 116.4% of total net assets of the Fund. See Note 9 in the Notes to the Consolidated Financial Statements.

2       All Commercial Real Estate investments are Level 3 securities fair valued using significant unobservable inputs. See Note 3 in the Notes to the Consolidated Financial Statements.

3       Floating rate security.

4       Coupon rate consists of 8% cash and 4% payment-in-kind. Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying in cash.

5       All Real Estate Mortgages investments have been pledged as collateral according to a master repurchase agreement. See Note 12 in the Notes to the Consolidated Financial Statements for the terms of that agreement.

6       Represents the 7-day effective yield as of June 30, 2024.

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Summary of Investments June 30, 2024
Security Type	Percent of Total Net Assets
Commercial Real Estate
Participation Notes	76.8%
Real Estate Mortgages	39.6%
Total Commercial Real Estate	116.4%
Short-term Investments	7.6%
Total Investments	124.0%
Liabilities in excess of other assets	-24.0%
Net Assets	100.0%
Property Type	Percent of Total Net Assets
Participation Notes
Condominium Development	1.1%
Hospitality	9.4%
Industrial	8.1%
Mixed Use Development	33.0%
Multifamily	16.7%
Office	1.7%
Predevelopment	4.3%
Single Family	0.4%
Single Family/Condominium	0.5%
Single Family/Multifamily	1.6%
Total Participation Notes	76.8%

Real Estate Mortgages
2-4 Units	5.1%
Condominium Development	2.3%
Multifamily	10.5%
Single Family	21.7%
Total Real Estate Mortgages	39.6%
Total Short-term Investments	7.6%
Total Investments	124.0%
Liabilities in excess of other assets	-24.0%
Net Assets	100.0%

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Statement of Assets and Liabilities As of June 30, 2024 (Unaudited)
Assets:
Unaffiliated investments, at fair value (cost $280,897,763)	$280,897,763
Short-term investments, at fair value (cost $18,346,044)	18,346,044
Receivables:
Fund shares sold	895,191
Interest receivable	2,656,807
Prepaid expenses	137,841
Prefunded commitments	400,000
Prepaid expenses – master repurchase agreement	83,720
Total assets	303,417,366

Liabilities:
Master repurchase agreement (Note 12)	61,490,313
Payable for investment management fees	340,554
Payable for audit and tax fees	172,827
Payable for fund accounting and administration fees	34,683
Payable for transfer agent fees	25,006
Payable for custody fees	5,448
Payable for other accrued expenses	2,848
Total liabilities	62,071,679
Commitments and contingencies (Note 10)

Net Assets	$241,345,687

Components of Net Assets:
Paid-in capital (unlimited shares authorized, no par value)	$241,138,869
Total distributable earnings	206,818
Net Assets	$241,345,687

Shares of beneficial interest issued and outstanding	9,625,872
Net asset value per share	$25.07

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Statement of Operations For the Six Months Ended June 30, 2024 (Unaudited)
Investment income:
Interest	$11,919,183
Total investment income	11,919,183

Expenses:
Advisory fees (Note 4)	1,891,409
Interest expense on master repurchase agreement (Note 12)	482,790
Brokerage fees	272,234
Loan origination fees	150,539
Audit and tax fees	107,028
Fund accounting and administration fees	102,409
Legal fees	75,896
Transfer agent fees	71,454
Miscellaneous fees	45,596
Trustees’ fees	19,882
Custody fees (Note 5)	18,889
Registration fees	18,631
Chief Compliance Officer fees	18,434
Insurance fees	9,916
Shareholder reporting fees	5,432
Total expenses	3,290,539
Expense reductions (Note 5)	(3,316)
Net expenses	3,287,223
Net investment income	8,631,960
Net change in unrealized depreciation on investments	(2,820)
Net Increase in Net Assets from Operations	$8,629,140

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Period Ended December 31, 2023(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$8,631,960	$4,276,563
Net change in unrealized appreciation (depreciation) on investments	(2,820)	2,820
Net increase in net assets resulting from operations	8,629,140	4,279,383

Distributions to Shareholders:
From net investment income	(8,425,860)	(4,275,845)
Total distributions to shareholders	(8,425,860)	(4,275,845)

Capital Transactions:
Net proceeds from shares sold	54,350,649	208,435,994
Reinvestment of distributions	2,691,113	1,686,088
Cost of shares redeemed	(13,853,096)	(12,271,879)
Net increase in net assets from capital transactions	43,188,666	197,850,203

Total increase in net assets	43,391,946	197,853,741

Net Assets:
Beginning of period	197,953,741	100,000 (2)
End of period	$241,345,687	$197,953,741

Capital Share Transactions:
Shares sold	2,162,623	8,325,511
Shares reinvested	107,433	67,358
Shares redeemed	(552,328)	(488,725)
Net increase in capital share transactions	1,717,728	7,904,144

(1)    Reflects operations for the period from June 26, 2023 (commencement of operations) to December 31, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(2)    Redwood Investment Management, LLC (the “Investment Manager”) made the initial share purchase of $100,000 on April 21, 2023. The total initial share purchase of $100,000 included 4,000 shares which were purchased at $25.00 per share.

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Statement of Cash Flows For the Six Months Ended June 30, 2024 (Unaudited)
Cash flows provided by operating activities:
Net increase in net assets from operations	$8,629,140

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(145,295,715)
Sales of investments	81,639,429
Return of capital dividends received	(2,820)
Net change in unrealized depreciation on investments	2,820
Change in short-term investments, net	21,646,015

Change in assets and liabilities:
(Increase) in assets:
Interest	(500,923)
Prepaid expenses	(15,535)
Prepaid expenses – master repurchase agreement	(83,720)
Increase/(Decrease) in liabilities:
Investment management fees	54,332
Legal Fees	(30,388)
Audit and tax fees	(2,173)
Custody fees	4,448
Transfer agent fees	1,006
Fund accounting and administration fees	1,207
Trustees’ fees	(3,000)
Other accrued expenses	(6,090)
Net cash used in operating activities	(33,961,967)

Cash flows provided by financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	53,549,810
Cost of shares repurchased, net of redemption fees	(13,853,096)
Distributions paid to shareholders, net of reinvestments	(5,734,747)
Proceeds due to master repurchase agreement	61,490,313
Proceeds from master repurchase agreement	(61,490,313)
Net cash provided by financing activities	33,961,967

Net Change in Cash	—

Cash, beginning of period	—
Cash, end of period	$—

Supplemental disclosure of non-cash activity:
Reinvestment of distributions	$2,691,113

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Financial Highlights

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Period Ended December 31, 2023(1)
Net asset value, beginning of period	$25.03	$25.00 (2)

Income from Investment Operations:
Net investment income(3)	1.00	0.73
Net realized and unrealized gain (loss)	(0.01)	(0.09)
Total from investment operations	0.99	0.64

Less Distributions:
From net investment income	(0.95)	(0.61)
Total distributions	(0.95)	(0.61)
Net asset value, end of period	$25.07	$25.03

Total return(4),(5)	4.03%	2.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$241,346	$197,954

Ratio of expenses to average net assets before expense reductions(6)	3.04%	2.43%
Ratio of expenses to average net assets after expense reductions(6)	3.03%	2.42%
Ratio of net investment income to average net assets before expense reductions(6)	7.98%	5.64%
Ratio of net investment income to average net assets after expense reductions(6)	7.99%	5.64%

Portfolio turnover rate(5)	42%	18%

(1)    Reflects operations for the period from June 26, 2023 (commencement of operations) to December 31, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation, and planned registration.

(2)    Redwood Investment Management, LLC (the “Investment Manager”) made the initial share purchase of $100,000 on April 21, 2023. The total initial share purchase of $100,000 included 4,000 shares which were purchased at $25.00 per share.

(3)    Based on average shares outstanding for the period.

(4)    Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period, if any.

(5)    Not annualized.

(6)    Annualized.

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements June 30, 2024 (Unaudited)

1. Organization

Redwood Real Estate Income Fund (the “Fund”) was established as a Delaware statutory trust (the “Trust”) on December 19, 2022. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as an interval fund pursuant to Rule 23c-3 of the 1940 Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). The Fund currently offers one share class, Class I Shares, and is authorized to offer an unlimited number of shares. On April 21, 2023, Redwood Investment Management, LLC (the “Investment Manager”) made an initial purchase of 4,000 shares for $100,000 at a $25.00 net asset value per share. The Fund commenced investment operations on June 26, 2023.

The Fund’s investment objective is to provide current income and preserve shareholders’ capital. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. commercial real estate-related income investments. For this purpose, commercial real estate-related income investments include U.S.-based (i.e., backed by real estate based in one of the fifty U.S. states): (i) real estate mortgages, (ii) participation notes of real estate mortgages, (iii) mezzanine debt, and (iv) lines of credit for commercial real estate-related investments and real estate-related investment entities, such as REITs. These investments may include but are not limited to senior mortgage loans, second lien mortgages, also known as junior or sub-ordinated debt, mezzanine loans, and participation interests in such mortgages or debt.

The Investment Manager serves as the Fund’s investment adviser and is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s Board of Trustees (the “Board” or “Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund.

Consolidation of Subsidiaries

On February 8, 2024, Naikan I SPV, LLC (“SPV 1”) was formed as a limited liability company, and is a wholly-owned subsidiary of the Fund. SPV 1 has entered into a Master Repurchase Agreement with Churchill MRA Funding I LLC (see Note 12) and the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of SPV 1. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2024, net assets of SPV 1 were $95,654,138, or approximately 39.6% of the Fund’s total net assets.

2. Significant accounting policies

Basis of presentation

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statement. The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2024 (Unaudited)
2. Significant accounting policies – (Continued)

Use of estimates

The preparation of the financial statement in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income recognition and expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board.

Investment transactions

Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the highest cost method for financial reporting.

Federal income taxes

The Fund has elected to be taxed as a real estate investment trust (“REIT”). The Fund’s qualification and taxation as a REIT depend upon the Fund’s ability to meet on a continuing basis, through actual operating results, certain qualification tests set forth in the U.S. federal tax laws. Those qualification tests involve the percentage of income that the Fund earns from specified sources, the percentage of the Fund’s assets that falls within specified categories, the diversity of the ownership of the Fund’s shares, and the percentage of the Fund’s taxable income that the Fund distributes. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. Provided that the Fund qualifies as a REIT, generally the Fund will be entitled to a deduction for dividends that the Fund pays and therefore will not be subject to U.S. federal corporate income tax on the Fund’s net taxable income that is currently distributed to the Fund’s shareholders. In general, the income that the Fund generates, to the extent declared as a dividend and subsequently paid to its shareholders, is taxed only at the shareholder level.

Distribution to shareholders

Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2024 fiscal year.

Investment valuation

The Fund’s net asset value (“NAV”) is calculated following the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading, which does not include weekends and customary holidays, and at such other times as the Board may determine, including

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2024 (Unaudited)
2. Significant accounting policies – (Continued)

in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board. NAV per share is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), and the aggregate liquidation value of any outstanding preferred stock, by the total number of common shares outstanding.

The Fund’s Board oversees the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and designated the Fund’s Investment Manager as its valuation designee (“Valuation Designee”). The Valuation Procedures provide that the Fund will value its investments at fair value.

The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Investment Manager. The Investment Manager’s Valuation Committee (the “Valuation Committee”) will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker.

Fixed income securities (other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Valuation Designee not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Valuation Designee determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Committee of any information or factors deemed appropriate. The Valuation Committee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2024 (Unaudited)
2. Significant accounting policies – (Continued)

investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Non-material information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” as described in Note 12, Master Repurchase Agreement. The use of leverage increases both risk and profit potential. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 of the Investment Company Act permits the Fund to enter such transactions if the Fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund intends to treat these financing transactions as derivatives pursuant to Rule 18f-4 and has adopted and implemented a derivatives risk management program to, among other things, manage the risks associated with the use of these derivatives. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

3. Fair value disclosures

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund is able to access.

•        Level 2 — Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

•        Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2024 (Unaudited)
3. Fair value disclosures – (Continued)

particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of June 30, 2024:

		Fair Value Measurements at the End of the Reporting Period Using
Investments	Practical Expedient	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Participation Notes	$—	$—	$—	$185,243,625	$185,243,625
Real Estate Mortgages	—	—	—	95,654,138	95,654,138
Short-Term Investments	—	18,346,044	—	—	18,346,044
Total	$—	$18,346,044	$—	$280,897,763	$299,243,807

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six-months ended June 30, 2024:

	Beginning Balance as of January 1, 2024	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions	Sales or Distributions	Net Realized Gain (Loss)	Return of Capital	Distributions	Change in net unrealized appreciation (depreciation)	Ending Balance as of June 30, 2024
Participation Notes	$142,351,164	$—	$—	$124,531,890	$(81,639,429)	$—	$2,820	$—	$(2,820)	$185,243,625
Real Estate Mortgages	—	—	—	95,654,138	—	—	—	—	—	95,654,138
	$142,351,164	$—	$—	$220,186,028	$(81,639,429)	$—	$2,820	$—	$(2,820)	$280,897,763

The change in net unrealized appreciation (depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments that were held as of June 30, 2024 is $(2,820).

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2024.

Type of Level 3 Investment	Fair Value as of June 30, 2024	Valuation Technique	Unobservable Inputs	Range of Inputs/(weighted average)	Impact to Valuation from an Increase in Input
Participation Notes	$185,243,625	Cost	Transaction Price	Not Applicable	Not Applicable
Real Estate Mortgages	95,654,138	Cost	Transaction Price	Not Applicable	Not Applicable
Total Level 3 Investments	$280,897,763

____________

*       Refer to the Schedule of Investment for industry classifications of individual securities.

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2024 (Unaudited)

4. Management and other agreements

The Fund has entered into an investment management agreement with the Investment Manager (the “Management Agreement”), pursuant to which the Investment Manager provides advisory and other services to the Fund. For its provision of advisory services to the Fund, the Fund pays the Investment Manager an investment management fee at an annual rate of 1.75% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund, including leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). For the six months ended June 30, 2024, fees in the amount of $1,891,409 were incurred pursuant to the terms of the Management Agreement.

Certain officers and Trustees of the Trust are also officers of the Investment Manager.

PINE Advisors LLC provides Chief Compliance Officer (“CCO”) services to the Fund. UMB Distribution Services, LLC serves as the Fund’s distributor (also known as the principal underwriter); UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator.

5. Custody credits

Under an agreement with the Fund’s custodian bank, $3,316 of custodian fees were paid by credits for cash balances during the six months ended June 30, 2024. If not for the offset agreement, the assets could have been employed to produce income.

6. Capital share transactions

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of shares (“Shares”). The minimum initial investment in Class I Shares by any investor is $1,000. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares.

Class I Shares are not subject to a sales charge. Shares will generally be offered for purchase on each business day at NAV per share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Pursuant to Rule 23c-3 under the 1940 Act, on a quarterly basis, the Fund will offer shareholders the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than 100 shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2024 (Unaudited)

6. Capital share transactions – (Continued)

During the six months ended June 30, 2024, the Fund had the following repurchase offers:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Pricing Date	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
January 3, 2024	February 7, 2024	February 7, 2024	5.0%	3.9%	317,442
April 5, 2024	May 10, 2024	May 10, 2024	5.0%	2.5%	234,886

7. Investment transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended June 30, 2024 were $220,186,028 and $81,639,429, respectively.

8. Beneficial ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. The following table lists the significant Fund account holders as of June 30, 2024. Each company listed is an open-end management investment company and each is a series of the Two Roads Shared Trust. The Investment Manager provides investment management services for each series of the Two Roads Shared Trust.

Redwood Systematic Macro Trend Fund	11.89%
Redwood AlphaFactor Tactical International Fund	10.96%
Redwood Managed Municipal Income Fund	7.43%
Redwood Managed Volatility Fund	5.84%

9. Restricted securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on June 30, 2024 is as follows:

Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
3303 – 150 Lefferts Ave./55 East 21st Street	July 28,2023	3,470,000	$3,470,000	$3,470,000	1.4%
3313 – First Lien Portfolio #3	July 25, 2023	1,125,069	1,125,069	1,125,069	0.5%
3314 – VM Equities #3	July 28,2023	1,427,220	1,427,220	1,427,220	0.6%
3320 – Howell Lendco, LLC	September 19, 2023	18,129,085	18,129,085	18,129,085	7.4%
3323 – 44 W 8 Capital, LLC & 44 W 8 SME, LLC	October 6, 2023	2,377,983	2,377,983	2,377,983	1.0%
3324 – Sarasota	September 29, 2023	10,377,692	10,377,692	10,377,692	4.3%
3326 – Elgny, LLC	October 6, 2023	1,000,000	1,000,000	1,000,000	0.4%

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2024 (Unaudited)
9. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
3330 – 3601 Parking, LLC & N Ocean Blvd, LLC	October 31, 2023	7,246,479	$7,246,479	$7,246,479	3.0%
3333 – McRopp New York Royal44, LLC	November 17, 2023	12,500,000	12,500,000	12,500,000	5.2%
3335 – Cromwell Inwood, LLC	November 27, 2023	1,300,000	1,300,000	1,300,000	0.5%
3336 – Blue Spruce Lendco, LLC	November 28, 2023	5,500,000	5,500,000	5,500,000	2.3%
3340 – San Antonio Palo Alto, LLC	December 15, 2023	2,707,800	2,707,800	2,707,800	1.1%
3341 – Ferncroft, LLC	December 19, 2023	4,000,000	4,000,000	4,000,000	1.7%
3343 – 502 East 81st Street Development, LLC	December 22, 2023	370,916	370,916	370,916	0.2%
3344 – 1600 North 11, LLC	December 20,2023	12,400,000	12,400,000	12,400,000	5.1%
3348 – Aptitude Apache, LLC	January 2, 2024	2,400,000	2,400,000	2,400,000	1.0%
3349 – Hillcrest Cedar Property Owner, LLC	January 5, 2024	6,590,000	6,590,000	6,590,000	2.7%
3350 – Sarasota Springs, LLC3	January 18, 2024	3,140,000	3,140,000	3,140,000	1.3%
3354 – L Island City, LLC	February 14, 2024	14,500,000	14,500,000	14,500,000	6.0%
3356 – GK West 47th, LLC	March 7, 2024	3,034,849	3,034,849	3,034,849	1.3%
3358 – 123 Speer Owner, LP	March 21, 2024	2,081,140	2,081,140	2,081,140	0.9%
3359 – Nalskihouse MT, LLC	April 1, 2024	4,000,000	4,000,000	4,000,000	1.7%
3360 – JC Roxy, LLC	April 1, 2024	3,500,000	3,500,000	3,500,000	1.5%
3368 – Carlisle New York Apartments, LLC	May 8, 2024	25,000,000	25,000,000	25,000,000	10.3%
3370 – 5W13 Owner, LLC	May 9, 2024	18,000,000	18,000,000	18,000,000	7.5%
3371 – NB Commons, LLC	May 10, 2024	11,500,000	11,500,000	11,500,000	4.8%
3372 – 3151 NF Owner, LLC	June 5, 2024	2,500,000	2,500,000	2,500,000	1.0%
83824 – 2511 NW 25 Ave., LLC	May 16, 2024	1,020,510	1,020,510	1,020,510	0.4%
91530 – RRCAP-FA Blume Road, LLC	April 23, 2024	189,335	189,335	189,335	0.1%
91574 – A5 International Properties, LLC	May 9, 2024	140,902	140,902	140,902	0.1%
91575 – A5 International Properties, LLC	May 9, 2024	124,347	124,347	124,347	0.1%
91576 – A5 International Properties, LLC	May 9, 2024	146,857	146,857	146,857	0.1%
91577 – A5 International Properties, LLC	May 9, 2024	122,079	122,079	122,079	0.1%
91578 – A5 International Properties, LLC	May 9, 2024	121,437	121,437	121,437	0.1%
92567 – BSD Drexel, LLC	April 23, 2024	1,638,800	1,638,800	1,638,800	0.7%
92804 – Dylan Mason Luxury Homes, LLC	June 3, 2024	167,750	167,750	167,750	0.1%
93213 – Palm Row Cottage, LLC	May 9, 2024	3,922,172	3,922,172	3,922,172	1.6%
94110 – A5 International Properties, LLC	May 9, 2024	39,283	39,283	39,283	0.0%
94111 – A5 International Properties, LLC	May 9, 2024	121,029	121,029	121,029	0.1%

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2024 (Unaudited)
9. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
94112 – A5 International Properties, LLC	May 9, 2024	125,114	$125,114	$125,114	0.1%
94113 – A5 International Properties, LLC	May 9, 2024	106,502	106,502	106,502	0.0%
94114 – A5 International Properties, LLC	May 9, 2024	33,811	33,811	33,811	0.0%
94612 – RC 1201, LLC	April 23, 2024	2,710,750	2,710,750	2,710,750	1.1%
95799 – 4214 Bellaire Ave., LLC	May 16, 2024	1,389,734	1,389,734	1,389,734	0.6%
96228 – 10229 – 10233 Eton Avenue, LLC	April 23, 2024	985,662	985,662	985,662	0.4%
96229 – 10229 – 10233 Eton Avenue, LLC	April 23, 2024	1,054,887	1,054,887	1,054,887	0.4%
96483 – Affordable Housing Group LTD, LLC	June 3, 2024	855,000	855,000	855,000	0.4%
96921 – 514 LA Flor, LLC	April 23, 2024	3,776,000	3,776,000	3,776,000	1.6%
97514 – Oliver K Investments, LLC	June 3, 2024	1,541,606	1,541,606	1,541,606	0.6%
97931 – 2316 PCDEV, LLC	June 21, 2024	2,757,990	2,757,990	2,757,990	1.1%
98104 – Desert Modern Development, LLC	June 3, 2024	1,225,000	1,225,000	1,225,000	0.5%
98258 – 1740 PCDEV, LLC	June 3, 2024	4,163,587	4,163,587	4,163,587	1.6%
98322 – 66 Line, LLC	May 9, 2024	840,000	840,000	840,000	0.4%
98617 – Lakeview Real Estate Fund, LLC	June 10, 2024	404,000	404,000	404,000	0.2%
98618 – Lakeview Real Estate Fund, LLC	June 10, 2024	250,000	250,000	250,000	0.1%
98619 – Lakeview Real Estate Fund, LLC	June 10, 2024	403,000	403,000	403,000	0.2%
98620 – Lakeview Real Estate Fund, LLC	June 10, 2024	403,000	403,000	403,000	0.2%
98721 – Cadous, LLC	June 10, 2024	226,036	226,036	226,036	0.1%
98767 – 426 E. 17th St., LLC	April 23, 2024	1,440,000	1,440,000	1,440,000	0.6%
98769 – 1292 Beauregard, LLC	June 10, 2024	1,260,000	1,260,000	1,260,000	0.5%
98771 – 1292 Beauregard, LLC	June 3, 2024	1,264,000	1,264,000	1,264,000	0.5%
98803 – Moon Equities, LLC	April 23, 2024	2,960,000	2,960,000	2,960,000	1.2%
98834 – 1770 Bay Blvd., LLC	May 9, 2024	3,997,500	3,997,500	3,997,500	1.6%
98934 – Cozy 185 Saint Philip Street, LLC	June 10, 2024	1,063,511	1,063,511	1,063,511	0.4%
98940 – Kosmos 4309, LLC	April 23, 2024	871,875	871,875	871,875	0.4%
99183 – 331 N. Olive St. Holding, LLC	May 9, 2024	1,295,981	1,295,981	1,295,981	0.5%
99191 – 2204 Conquista Ave. Holding, LLC	May 9, 2024	983,000	983,000	983,000	0.4%
99269 – 1688 Sunset Plaza Drive Partners, LLC	June 3, 2024	2,235,321	2,235,321	2,235,321	0.9%
99422 – 524 Seaward Rd. Development, LLC	May 16, 2024	2,420,500	2,420,500	2,420,500	1.0%

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2024 (Unaudited)
9. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
99956 – Mao Developers, LLC	May 9, 2024	480,000	$480,000	$480,000	0.2%
100356 – NRM Group, LLC	June 3, 2024	904,113	904,113	904,113	0.4%
100357 – NRM Group, LLC	June 3, 2024	818,486	818,486	818,486	0.3%
100358 – NRM Group, LLC	June 3, 2024	1,674,574	1,674,574	1,674,574	0.7%
100359 – NRM Group, LLC	June 3, 2024	818,486	818,486	818,486	0.3%
100364 – Brilliant Funding, LLC	June 21, 2024	185,406	185,406	185,406	0.1%
100369 – Brilliant Funding, LLC	June 21, 2024	182,432	182,432	182,432	0.1%
100370 – Brilliant Funding, LLC	June 21, 2024	189,463	189,463	189,463	0.1%
100371 – Brilliant Funding, LLC	June 21, 2024	139,674	139,674	139,674	0.1%
100388 – Nash Bami, LLC	June 10, 2024	3,920,000	3,920,000	3,920,000	1.6%
100408 – HARING57, LLC	June 10, 2024	128,206	128,206	128,206	0.1%
100597 – 2303 Delancey, LLC	June 3, 2024	3,465,000	3,465,000	3,465,000	1.4%
100619 – 252 E. 79th Street, LLC	June 3, 2024	1,730,000	1,730,000	1,730,000	0.7%
101219 – ACE Jaynes, LLC	June 10, 2024	477,000	477,000	477,000	0.2%
101221 – USA Luxury Developer II, Inc.	June 21, 2024	1,594,729	1,594,729	1,594,729	0.7%
101296 – 5700 Clemson, LLC	June 21, 2024	2,600,000	2,600,000	2,600,000	1.1%
101415 – Everrett St., LLC	May 16, 2024	4,402,836	4,402,836	4,402,836	1.7%
101753 – NRI Portfolios, LLC	June 10, 2024	660,000	660,000	660,000	0.3%
101808 – Educate Capital, LLC	June 21, 2024	2,805,000	2,805,000	2,805,000	1.2%
102030 – Delanson Realty Partners, LLC	June 10, 2024	4,880,000	4,880,000	4,880,000	2.0%
102031 – Delanson Realty Partners, LLC	June 10, 2024	4,830,000	4,830,000	4,830,000	2.0%
102093 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	421,193	421,193	421,193	0.2%
102094 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	536,392	536,392	536,392	0.2%
102095 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	527,199	527,199	527,199	0.2%
102096 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	315,895	315,895	315,895	0.1%
102097 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	535,186	535,186	535,186	0.2%
102111 – Westlake Mountainview, LLC	June 10, 2024	2,856,000	2,856,000	2,856,000	1.2%
102126 – 19142 Keswick St., LLC	June 21, 2024	685,000	685,000	685,000	0.3%
102137 – Gill Development, LLC	June 10, 2024	748,000	748,000	748,000	0.3%
102535 – TRMF & Associates, LLC	June 10, 2024	30,000	30,000	30,000	0.0%
102697 – 4798 NE 2nd Ave., LLC	June 10, 2024	250,000	250,000	250,000	0.1%
102698 – 4798 NE 2nd Ave., LLC	June 10, 2024	250,000	250,000	250,000	0.1%
103778 – Erin Maher	June 10, 2024	816,000	816,000	816,000	0.3%
TL Lone Peak Marketplace, LLC	January 31, 2024	5,065,392	5,065,392	5,065,392	2.1%
			$280,897,763	$280,897,763

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2024 (Unaudited)

10. Contingencies and commitments

In the normal course of business, the Fund will enter into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. At June 30, 2024, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments. The Fund’s unfunded commitments as of June 30, 2024 are as follows:

Participation Notes	Unfunded Commitments	Fair Value
3323 – 44 W 8 Capital, LLC & 44 W 8 SME, LLC	$608,878	$608,878
3330 – 3601 Parking, LLC & N Ocean Blvd, LLC	3,753,521	3,753,521
3340 – San Antonio Palo Alto, LLC	475,326	475,326
3343 – 502 East 81st Street Development, LLC	1,829,084	1,829,084
3356 – GK West 47th, LLC	2,965,151	2,965,151
3358 – 123 Speer Owner, LP	418,860	418,860
	$10,050,819	$10,050,819

11. Federal Tax Information

For the tax year ended December 31, 2023, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$182,340,403
Gross unrealized appreciation	2,820
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$2,820

The tax character of distributions paid during the tax year ended December 31, 2023 were as follows:

Distributions paid from:
Ordinary income	$4,275,845
Total distributions paid	$4,275,845

For the tax year ended December 31, 2023, the components of accumulated earnings on a tax basis for the Fund were as follows:

Undistributed Ordinary Income	$718
Undistributed Long-Term Capital Gains	—
Accumulated Capital and Other Losses	—
Unrealized Appreciation (Depreciation)	2,820
Total	$3,538

12. Master Repurchase Agreement

On April 23, 2024, Naikan I SPV, LLC (“SPV 1”) entered into a Master Repurchase Agreement (the “Repurchase Agreement”) with Churchill MRA Funding I LLC, a Delaware limited liability company (“Churchill”), pursuant to which Churchill has agreed, up to a maximum $200 million and subject to

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2024 (Unaudited)
12. Master Repurchase Agreement – (Continued)

the terms and conditions of the Repurchase Agreement, that Churchill may from time to time enter into one or more transactions consisting of a purchase by Churchill from SPV 1 of certain mortgage loans and the subsequent repurchase by SPV 1 from Churchill of such purchased mortgage loans. The cost of capital under the Repurchase Agreement is equal to the sum of (a) a floating rate equal to the three-month CME Term SOFR plus a 2.65% applicable spread, unless the applicable spread is otherwise agreed to between Churchill and SPV 1 plus (b) 0.35% advance rate of the borrowing base plus (c) 0.08% of the advance outstanding payable on a monthly basis.

At June 30, 2024, the total amount outstanding under the Repurchase Agreement was $61,490,313. The collateral pledged to Churchill at June 30, 2024 was 75 real estate mortgage loans that had an aggregate market value of $95,654,138. As of June 30, 2024 the effective rate charged under the Repurchase Agreement was 7.99% and interest incurred was $482,790.

13. Risk factors

LIMITED OPERATING HISTORY.    The Fund is a newly organized, non-diversified, closed-end interval fund with no management investment company that has limited operating history. Due to the uncertainty in all investments, there can be no assurance that the Fund will succeed in meeting its investment objectives. The Fund may not grow or maintain an economically viable size, which may result in increased Fund expenses or a determination by the Board to liquidate the Fund.

REPURCHASE OFFERS; LIMITED LIQUIDITY.    Although the Fund intends to implement a quarterly Share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares he or she desires to sell. Accordingly, the Fund should be considered an illiquid investment.

NON-DIVERSIFIED STATUS.    The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

SOURCING INVESTMENT OPPORTUNITIES RISK.    The Investment Manager may not be able to locate a sufficient number of suitable investment opportunities or finalize investments at a pace that allows the Fund to fully implement its investment strategy. Therefore, the Fund’s operations will likely be materially adversely affected to the extent the Fund’s capital is not fully deployed.

MORTGAGE LOAN RISK.    The Fund will invest in commercial mortgage loans, which are subject to risks of delinquency, foreclosure, and risk of loss. In the event of a commercial borrower’s default, the Fund’s profitability will suffer a material adverse effect to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan.

MORTGAGE PARTICIPATION RISK.    The Fund’s investments in commercial real estate loans will include holding a participation interest in such loans. The Fund generally will not have a right to enforce the borrower’s compliance with the terms of any loan agreement, so any such enforcement would require cooperation of other participation interests’ holders in the same underlying loan. The inability to enforce borrower’s compliance could have a material adverse effect on the Fund’s profitability.

MEZZANINE DEBT.    Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities. High yield securities are below investment grade debt securities and are commonly referred to as “junk bonds.” They are also generally considered to be subject to greater risk than securities with higher ratings in the case

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2024 (Unaudited)
13. Risk factors – (Continued)

of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.

FIXED INCOME SECURITIES RISK.    A rise in interest rates typically causes bond prices to fall. The longer the duration of bonds held by the Fund, the more sensitive it will likely be to interest fluctuations.

SECURED OVERNIGHT FINANCING RATE (“SOFR”) RISK.    SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Inter-Bank Offered Rate (“LIBOR”), so there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR.

DEPENDENCE ON KEY PERSONNEL RISK.    The Fund’s performance may depend on the Investment Manager’s ability to attract and retain certain key personnel in providing services with respect to the Fund’s investments, as well as such key personnel’s performance in selecting securities or investment techniques for the Fund’s portfolio.

SECURED DEBT.    Although secured debt in most circumstances is fully collateralized by the borrower’s assets and holds a senior position in the borrower’s capital structure, there is a risk that the collateral may decrease in value over time, and may be difficult to apprise or sell in a timely manner. Therefore, the Fund’s ability to fully collect on the investment in the event of a default, is not guaranteed.

SECOND LIEN AND SUBORDINATED LOANS.    The Fund may invest in secured subordinated loans, which rank below senior secured loans in the priority of collateral claims. Consequently, such loans involve a higher degree of overall risk than senior loans of the same borrower due to the possible unsecured or partially secured status. Further, certain actions to enforce the Fund’s rights with respect to the collateral will be subject to senior loan holder’s directions.

DEFAULT RISK.    The ability of the Fund to generate income through its loan investments is dependent upon payments being made by the borrower underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

ILLIQUID PORTFOLIO INVESTMENTS.    The Fund’s investments may include loans that are not registered under the Securities Act, and are not listed on any securities exchange, and lack a reliable secondary market. As such, these investments should be considered illiquid. The Fund’s overall returns may be adversely affected by the illiquid status of such investments.

LENDER LIABILITY CONSIDERATIONS AND EQUITABLE SUBORDINATION.    The Fund may be subject to allegations of lender liability due to alleged duty violations (e.g. good faith, commercial reasonableness and fair dealing). In addition, under “equitable subordination,” a court may elect to subordinate the Fund’s claim as a lender, to the claims of other creditors, under certain common law principles.

VALUATION RISK.    Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for many of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2024 (Unaudited)
13. Risk factors – (Continued)

reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders.

REAL ESTATE INDUSTRY CONCENTRATION.    The Fund will concentrate (i.e., invest more than 25% of its assets) its investments in securities of real estate industry issuers. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.

CONFLICTS OF INTEREST.    The Fund may be subject to a number of actual and potential conflicts of interest, resulting from the use of leverage, the Investment Manager’s other financial advisory activities that are similar to (or different than) those of the Fund, and personal trading of the directors, partners, trustees, managers, members, officers and employees of the Investment Manager and its affiliates.

CASH CONCENTRATION RISK.    The Fund may hold varying concentrations of cash and cash equivalents periodically which may consist primarily of cash, deposits in money market accounts and other short-term investments which are readily convertible into cash and have an original maturity of three months or less. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

REVERSE REPURCHASE AGREEMENTS RISK.    Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at a mutually agreed upon date and price (including interest). Reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding shares will decline in value proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

14. Subsequent events

Management of the Fund has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REDWOOD REAL ESTATE INCOME FUND Other Information June 30, 2024 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-888-988-9882 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available, without charge and upon request, on the SEC’s website at www.sec.gov.

Investment Manager Redwood Investment Management, LLC 4110 N. Scottsdale Rd, Suite 125 Scottsdale, AZ 85251	Transfer Agent/Administrator UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212
Custodian Bank UMB Bank, N.A. 1010 Grand Boulevard Kansas City, MO 64106	Distributor UMB Distribution Services, LLC 235 West Galena Street Milwaukee, WI 53212
Independent Registered Public Accounting Firm Grant Thornton LLP 171 N. Clark Street, Suite 200 Chicago, IL 60601	Fund Counsel Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103-6996

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.  Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act(17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund has not engaged in Security Lending Activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.  Exhibits.

(a) (1)	Code of ethics. Not applicable to semi-annual reports.

(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(a) (3)	Certifications required pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a) (5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Redwood Real Estate Income Fund

/s/ Michael T. Messinger
By: Michael T. Messinger
President & Principal Executive Officer
September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael T. Messinger
By: Michael T. Messinger
President & Principal Executive Officer
September 9, 2024

/s/ Richard M. Duff
By: Richard M. Duff
Treasurer & Principal Financial Officer
September 9, 2024